Summary Prospectus Supplement	October 9, 2012

Putnam Income Fund Summary Prospectus dated February 29, 2012

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now Michael Salm, Daniel Choquette, Brett Kozlowski and Kevin Murphy.

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